ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and due from Banks
Cash and due from banks	$ 1,599,186,464	$ 858,981,662	$ 656,287,173
As per the Statement of Cash Flow	1,599,186,464	858,981,662	656,287,173
Debt securities at fair value through profit or loss
As per Statement of Financial Position	249,506,501	346,410,248	132,965,249
Securities not considered a cash equivalents	(116,477,520)	(202,543,560)	(73,958,947)
As per the Statement of Cash Flow	133,028,981	143,866,688	59,006,302
Money Market Funds
As per Statement of Financial Position - Other financial assets	57,533,129	37,666,571	133,205,770
Other financial assets not considered a cash equivalents	(51,518,841)	(37,142,463)	(124,552,912)
As per the Statement of Cash Flow	$ 6,014,288	$ 524,108	$ 8,652,858